Shares of Common Stock Outstanding (Detail) - shares shares in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Balance, beginning of year	7,434	7,434	7,432
Issued	29	31	34
Repurchased	(36)	(31)	(32)
Balance, end of year	7,427	7,434	7,434